Accounts receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable
5. Accounts receivable:

	December 31, 2020	December 31, 2019
Customer trade receivables	$81,968	$62,974
Other receivables	14,967	9,092
Income tax receivable	52	475
Due from related parties (note 7(a))	74	272
Allowance for doubtful accounts	(6,594)	(5,863)
	$90,467	$66,950